GOODWILL AND INTANGIBLE ASSETS, NET (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares Options	Dec. 31, 2023 USD ($) Options	Dec. 31, 2022 USD ($) Options	Dec. 31, 2021 USD ($) shares Options	Jan. 25, 2023 shares	Aug. 31, 2021 USD ($)	Aug. 31, 2016 USD ($)
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning			$ 25,093
Initially consolidated company				$ 13,341
Balance as of ending			23,235	25,093
Impairment record			$ 0	$ 0
Shares issued to Gesher shareholders	959,907	1,600,499	633,681	1,228,410	1,600,499	12,250,000
Value of Preferred shares issued	$ 6,573
WebCargo
GOODWILL AND INTANGIBLE ASSETS, NET
Total deal consideration								$ 5,293
Goodwill							$ 2,298
Acquisition of interlining technology and other assets of major airline group
GOODWILL AND INTANGIBLE ASSETS, NET
Shares issued to Gesher shareholders | shares		158,327			158,327
Value of Preferred shares issued		$ 1,368			$ 1,368
Number of additional shares to be issued | shares		316,658			316,658
Cost
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning			$ 28,664	$ 15,323
Balance as of ending		$ 15,323	28,664	28,664	$ 15,323
Accumulated amortization and impairment
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning			3,571	2,006
Amortization recognized in the year			1,858	1,565
Balance as of ending		2,006	5,429	3,571	2,006
Accumulated amortization and impairment | Cost of revenue
GOODWILL AND INTANGIBLE ASSETS, NET
Amortization recognized in the year			1,036	764	0
Accumulated amortization and impairment | Selling and marketing expenses
GOODWILL AND INTANGIBLE ASSETS, NET
Amortization recognized in the year			822	801	353
Goodwill
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning			15,628
Initially consolidated company				7,607
Balance as of ending			15,628	15,628
Goodwill | Cost
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning			15,628	8,021
Balance as of ending		8,021	15,628	15,628	8,021
Technology
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning			6,129
Initially consolidated company				3,762
Balance as of ending			5,093	6,129
Technology | Cost
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning			7,271	3,509
Balance as of ending		3,509	7,271	7,271	3,509
Technology | Accumulated amortization and impairment
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning			1,142	378
Amortization recognized in the year			1,036	764
Balance as of ending		378	2,178	1,142	378
Trade Name | Cost
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning			85	85
Balance as of ending		85	85	85	85
Trade Name | Accumulated amortization and impairment
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning			85	85
Balance as of ending		85	85	85	85
Customer relationships
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning			3,336
Initially consolidated company				1,972
Balance as of ending			2,514	3,336
Customer relationships | Cost
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning			5,480	3,508
Balance as of ending		3,508	5,480	5,480	3,508
Customer relationships | Accumulated amortization and impairment
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning			2,144	1,372
Amortization recognized in the year			822	772
Balance as of ending		1,372	2,966	2,144	1,372
Customer database | Cost
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning			200	200
Balance as of ending		200	200	200	200
Customer database | Accumulated amortization and impairment
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning			200	171
Amortization recognized in the year				29
Balance as of ending		171	200	200	$ 171
Goodwill | 7LFreight
GOODWILL AND INTANGIBLE ASSETS, NET
Initially consolidated company		$ 5,723
Impairment record			0	0
Goodwill | Clearit Customs Services, Inc
GOODWILL AND INTANGIBLE ASSETS, NET
Initially consolidated company	$ 7,607
Impairment record			$ 0	$ 0